Fair Value Measurements, Derivative Instruments and Hedging Activities - Foreign Currency Exchange Risks (Details) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Jun. 16, 2014	Jul. 31, 2012	Jan. 22, 2015
Fair Value, Measurement Inputs, Disclosure [Line Items]
Cumulative foreign currency transaction gains and (losses) included in the cumulative translation adjustment component of AOCI	$ 359,000,000	$ 234,000,000
Foreign currency translation adjustment	125,000,000	(9,000,000)	39,000,000
Foreign currency contract commitments	1,700,000,000
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps	52.00%	59.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps	48.00%	41.00%
Foreign Currency Intercompany Payable
Fair Value, Measurement Inputs, Disclosure [Line Items]
Designated debt and other obligations as non-derivative hedges of net investments in foreign operations	2,400,000,000	2,200,000,000
Cash Flow Hedging | Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged				281,000,000	287,000,000
Cash Flow Hedging | Minimum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged				274,000,000	266,000,000
Princess Cruises | Subsequent Event | Cash Flow Hedging | Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged						590,000,000
Princess Cruises | Subsequent Event | Cash Flow Hedging | Minimum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged						504,000,000
Seabourn Cruises | Subsequent Event | Cash Flow Hedging | Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged						221,000,000
Seabourn Cruises | Subsequent Event | Cash Flow Hedging | Minimum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged						$ 185,000,000